Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Trading Symbol	flml
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	25,157,250
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012